iShares®

iShares Trust

Supplement dated March 5, 2009

to the Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”),

each dated November 3, 2008 (as revised December 8, 2008),

for the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund,

iShares S&P Growth Allocation Fund and iShares S&P Aggressive Allocation Fund

(each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI.

Change in Index Name

Effective immediately, all references in the Funds’ Prospectus and SAI to the name of the Underlying Fund’s Underlying Index are changed as follows:

Former Name of Underlying Index	New Name of Underlying Index
Barclays Capital U.S. Treasury TIPS Index	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

The name change is the result of changes in naming conventions by Barclays Capital Inc., the index provider, and will not result in changes to the Underlying Fund’s investment objective or principal investment strategies.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-ALLO-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 5, 2009

to the Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”),

each dated November 3, 2008 (as revised December 8, 2008),

for the iShares S&P Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund and iShares S&P Target Date 2040 Index Fund

(each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI.

Change in Index Name

Effective immediately, all references in the Funds’ Prospectus and SAI to the name of the Underlying Fund’s Underlying Index are changed as follows:

Former Name of Underlying Index	New Name of Underlying Index
Barclays Capital U.S. Treasury TIPS Index	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

The name change is the result of changes in naming conventions by Barclays Capital Inc., the index provider, and will not result in changes to the Underlying Fund’s investment objective or principal investment strategies.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-DATE-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE